COSTS AND EXPENSES BY NATURE (Details) - Schedule of payments for leases of low-value assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of payments for leases of low-value assets [Abstract]
Payments for leases of low-value assets	$ 19,793	$ 21,178	$ 31,982
Rent concessions recognized directly in profit or loss		(110)
Total	$ 19,793	$ 21,068	$ 31,982